Revenue - Remaining Performance Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contracted but unsatisfied performance obligations	$ 9.2	$ 5.8
Contracted but unsatisfied performance obligations	$ 12.2	$ 5.5
Contracted but unsatisfied performance obligations, period	12 months